SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Total capital expenditures	$ 358,964	$ 1,257,607
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	354,298	1,129,944
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	5,559	2,133
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	2,446	16,701
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	285,627	235,596
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	60,666	875,514
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,305	101,685
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 1,361	$ 25,978